Strategic Collaboration with Novartis (Details) $ in Thousands		1 Months Ended		3 Months Ended								12 Months Ended
	Jul. 19, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2017 Drug	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Strategic Collaboration with Novartis [Abstract]
Proceeds from sale of common stock to Novartis in a private placement	$ 50,000											$ 50,000	$ 0	$ 0
Revenue earned				$ 21,688	$ 9,906	$ 5,713	$ 6,094	$ 0	$ 0	$ 0	$ 0	43,401	0	0
R&D Under Collaborative Agreement [Member]
Strategic Collaboration with Novartis [Abstract]
Revenue earned												43,401	$ 0	$ 0
Novartis [Member]
Strategic Collaboration with Novartis [Abstract]
Upfront payment received							75,000
Portion of upfront payment retained							60,000
Portion of upfront payment paid as sublicense fee to Ionis							$ 15,000
License fee receivable per drug				150,000								150,000
Next prospective milestone				25,000								$ 25,000
Percentage of license fees, milestone payments and royalties paid as sublicense fee to Ionis												50.00%
Proceeds from sale of common stock to Novartis in a private placement		$ 50,000
Deferred revenue				70,700								$ 70,700
Novartis [Member] | Revenue [Member] | Strategic Partner [Member]
Strategic Collaboration with Novartis [Abstract]
Concentration percentage												100.00%
Novartis [Member] | Minimum [Member]
Strategic Collaboration with Novartis [Abstract]
Number of drugs with exclusive option that could be exercised | Drug			1
Novartis [Member] | AKCEA-APO(a)-L [Member]
Strategic Collaboration with Novartis [Abstract]
Maximum amount of payments receivable for milestones				600,000								$ 600,000
Maximum amount of payments receivable for development milestones				25,000								25,000
Maximum amount of payments receivable for regulatory milestones				290,000								290,000
Maximum amount of payments receivable for commercialization milestones				285,000								$ 285,000
Royalty percentage received on sales of drug												20.00%
Novartis [Member] | AKCEA-APOCIII-L [Member]
Strategic Collaboration with Novartis [Abstract]
Maximum amount of payments receivable for milestones				530,000								$ 530,000
Maximum amount of payments receivable for development milestones				25,000								25,000
Maximum amount of payments receivable for regulatory milestones				240,000								240,000
Maximum amount of payments receivable for commercialization milestones				$ 265,000								$ 265,000
Royalty percentage received on sales of drug												20.00%
Novartis [Member] | R&D Under Collaborative Agreement [Member]
Strategic Collaboration with Novartis [Abstract]
Revenue earned												$ 43,400